Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following table represents the carrying amount of goodwill by segment at September 30, 2013:

	Household Products	Personal Care	Total
Balance at October 1, 2012	$37.3	$1,432.2	$1,469.5
Cumulative translation adjustment	(0.1)	6.4	6.3
Balance at September 30, 2013	$37.2	$1,438.6	$1,475.8

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
Total amortizable intangible assets at September 30, 2013 are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
Tradenames / Brands	$18.9	$12.8	$6.1
Technology and patents	75.6	56.5	19.1
Customer-related / Other	163.6	57.2	106.4
Total amortizable intangible assets	$258.1	$126.5	$131.6